Warrant Derivative Liabilities	12 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANT DERIVATIVE LIABILITIES

NOTE 7: WARRANT DERIVATIVE LIABILITIES

The Company issued common stock and warrants in several private placements in March 2017, May 2017, March 2018 and August 2018. The March and May 2017 and March and August 2018 warrants (collectively the "Derivative Warrant Instruments") are classified as liabilities. The Derivative Warrant Instruments have been accounted for utilizing ASC 815 "Derivatives and Hedging". The Company has incurred a liability for the estimated fair value of Derivative Warrant Instruments. The estimated fair value of the Derivative Warrant Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in the March and May 2017 warrants which caused the warrants to be classified as a liability. These embedded features included the implicit right for the holders to request that the Company settle the warrants in registered shares. Since maintaining an effective registration of shares is potentially outside the control of the Company, these warrants were classified as liabilities as opposed to equity. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

On October 28, 2019, the Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished. The fair value of the shares issued was $2,186, and the fair value of the warrants was $1,966 resulting in a loss of $220 that was recognized on the exchange.

The Company identified embedded features in the March and August 2018 warrants which caused the warrants to be classified as a liability. These embedded features included the right for the holders to request that the Company cash settle the warrant instruments from the holder by paying to the holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the Derivative Warrant Instruments on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

On July 12, 2019, the March and August 2018 warrants were exchanged for 4,277 shares of Company common stock, and all of those warrants were extinguished. The fair value of the shares issued was $3,293, and the fair value of the warrants was $2,455 resulting in a loss of $840 that was recognized on the exchange.

As described further in Note 11 below, on August 22, 2019 the Company issued warrants that can be exercised in exchange for 3,922 shares of Company common stock to investors that invested in shares of Company preferred stock. The fair value of those warrants was estimated to be $1,576 at inception and on January 26, 2020, the Company entered into letter agreements with accredited institutional investors holding the warrants issued with the Company's Series B Convertible Preferred Stock on August 21, 2019. Pursuant to the agreements, the investors agreed to a cash exercise of 3,921 of the warrants at a price of $0.51. The Company additionally, granted 5,882 warrants at $0.90.  On January 27, 2020, the Company received approximately $2,000 in cash from the exercise of the August 2019 warrants and issued the January 2020 warrants to the investors, which have an exercise price of $0.90 and may be exercised within five years of issuance. This transaction resulted in a loss on extinguishment of $1,038.

On November 11, 2019, the Company issued warrants that can be exercised to purchase a number of shares of common stock of the Company equal to the number of shares of common stock issuable upon conversion of the Series C Preferred Stock purchased by the investors. The fair value of those warrants was estimated to be $1,107 at inception and $543 as of March 31, 2020. The Company recognized $107 of interest expense related to the fair value of the warrants at inception that exceeded the proceeds received for the preferred stock on November 11, 2019.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of March 31, 2020. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each warrant is estimated using the Black-Scholes valuation model. The following assumptions were used in March 31, 2020 and March 31, 2019 and at inception:

	Year Ended	Year Ended
	March 31, 2020	March 31, 2019	Inception

Expected term	4.67- 4.83 years	3.00 - 4.42 years	5.00 years
Expected volatility	95%	96%	91% - 107%
Expected dividend yield	-	-	-
Risk-free interest rate	0.70%	2.23%	1.50% - 2.77%

The Company's derivative liabilities associated with the warrants are as follows:

	March 31, 2020	March 31, 2019	Inception
Fair value of 1,000 March 17, 2017 warrants	$-	$256	$4,609
Fair value of 1,850 May 22, 2017 warrants	-	505	7,772
Fair value of 2,565 March 16, 2018 warrants	-	1,040	3,023
Fair value of 2,969 August 14, 2018 warrants	-	1,303	2,892
Fair value of 3,922 August 22, 2019 warrants	-	-	1,576
Fair value of 1,379 November 11, 2019 warrants	543	-	1,107
Fair value of 5,882 January 27, 2020 warrants	2,232	-	3,701
	$2,775	$3,104

During the years ended March 31, 2020 and 2019 the Company recognized changes in the fair value of the derivative liabilities of $(369) and $3,160, respectively. As described in Note 11 below, the March and May 2017 warrants, March and August 2018 warrants and the August 2019 warrants were exchanged and thus were no longer outstanding as of March 31, 2020. The November 2019 and January 2020 warrants were exercised in May 2020.

Activity related to the warrant derivative liabilities for the year ended March 31, 2020 is as follows:

Beginning balance as of March 31, 2019	$3,104
Issuances of warrants – derivative liabilities	6,384
Warrants exchanged for common stock	(6,344)
Change in fair value of warrant derivative liabilities	(369)
Ending balance as of March 31, 2020	$2,775